U.S. BANCORP FUND SERVICES, LLC
2020 East Financial Way
Suite 100
Glendora, CA 91741

May 5, 2008

Via EDGAR Transmission

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

Re:  Greenspring Fund, Inc.
File Nos.  002-81956 and 811-03627

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Greenspring Fund, Inc. (the “Company”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated May 1, 2008, and filed electronically as Post-Effective Amendment No. 33 to the Company’s Registration Statement on Form N-1A on April 25, 2008.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
for U.S. Bancorp Fund Services, LLC